Consolidated Statements of Operations (Ensysce Biosciences, Inc.) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Total operating expenses	$ 292,027	$ 915,183	$ 1,368,841	$ 3,328,674
Loss from operations	(292,027)	(915,183)	(1,368,841)	(3,328,674)
Other income (expense):
Interest expense		(31,428)		(31,428)
Net loss	$ (1,151,692)	$ 1,792,718	$ 4,310,769	$ (1,067,296)
Net loss per share, basic and diluted:
Basic and diluted net income (loss) per share, Common stock		$ 0.24	$ 0.65	$ (0.63)
Weighted average common shares outstanding, basic and diluted	6,224,268	6,375,178	6,642,759	6,621,293
Ensysce Biosciences, Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Federal grants	$ 250,576	$ 862,400	$ 3,931,209	$ 1,763,961
Operating expenses:
Research and development	284,378	838,970	4,389,579	3,402,301
General and administrative	490,471	277,693	1,154,917	6,929,904
Total operating expenses	774,849	1,116,663	5,544,496	10,332,205
Loss from operations	(524,273)	(254,263)	(1,613,287)	(8,568,244)
Other income (expense):
Change in fair value of derivative liability	(39,586)	(439,334)	2,447,908	(575,087)
Change in fair value of derivative liability	(39,585)	(439,334)	(39,585)	(439,334)
Interest expense	(347,834)	(329,650)	(995,496)	(958,949)
Total other income (expense), net	(387,419)	(768,984)	1,452,412	(1,534,036)
Net loss	(911,692)	(1,023,247)	(160,875)	(10,102,280)
Net loss attributable to noncontrolling interests	(3,961)		(217,645)
Net income (loss) attributable to common stockholders	(907,731)	(1,023,247)	$ 56,770	$ (10,102,280)
Net income (loss) per basic share:
Net income (loss) per share attributable to common stockholders, basic			$ 0.00	$ (0.04)
Weighted average common shares outstanding, basic			239,465,160	239,465,160
Net income (loss) per diluted share:
Net income (loss) per share attributable to common stockholders, diluted			$ 0.00	$ (0.04)
Weighted average common shares outstanding, diluted			250,682,575	239,465,160
Net loss attributable to common stockholders	$ (907,731)	$ (1,023,247)	$ 56,770	$ (10,102,280)
Net loss per share, basic and diluted:
Basic and diluted net income (loss) per share, Common stock	$ (0.00)	$ (0.00)
Weighted average common shares outstanding, basic and diluted	240,421,807	239,465,160